Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of income tax [Abstract]
Disclosure of income tax expense

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Current taxation
Current year	178	93
Prior year under (over) provision	6	(7)
	184	86

Deferred taxation
Current year	77	43
Change in estimate	(2)	10
Prior year under (over) provision	—	(1)
Impairment and disposal of tangible assets	—	(27)
	75	25
	259	111